STOCK COMPENSATION EXPENSE	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK COMPENSATION EXPENSE

NOTE 8 – STOCK COMPENSATION EXPENSE

Equity Incentive Plan

On April 12, 2022, the Board of Directors approved The Singing Machine Company, Inc. 2022 Equity Incentive Plan, or the 2022 Plan. The 2022 Plan provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards collectively, the “Awards.” Awards may be granted under the 2022 Plan to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

There were no share base compensation awards issued under the 2022 Plan during the three and six months ended June 30, 2024 and 2023. There were 4,000 and 5,250 shares forfeited during the three and six months ended June 30, 2024, respectively. There were no shares forfeited during the three and six months ended June 30, 2023. As of June 30, 2024, there were 204,053 shares available to be issued under the 2022 Plan.

As of June 30, 2024, there was an unrecognized expense of approximately $69,000 remaining on options currently vesting over time with an approximate weighted average of twelve months remaining until these options are fully vested.

The Singing Machine Company, Inc.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

June 30, 2024 and 2023

(Unaudited)

The vested options as of June 30, 2024, had no intrinsic value.

Warrants

Common warrants issued and outstanding as of June 30, 2024 and December 31, 2023, were 902,113. There were no changes in the warrants outstanding during the period.

As of June 30, 2024, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113

NOTE 9 – STOCK COMPENSATION EXPENSE

EQUITY INCENTIVE PLAN

On April 12, 2022, the Board of Directors approved The Singing Machine Company, Inc. 2022 Equity Incentive Plan, or the 2022 Plan. The 2022 Plan provides for the issuance of equity incentive awards, such as stock options, stock appreciation rights, stock awards, restricted stock, stock units, performance awards and other stock or cash-based awards collectively, the “Awards.” Awards may be granted under the 2022 Plan to the Company’s employees, officers, directors, consultants, agents, advisors and independent contractors.

The maximum number of shares of common stock initially available for issuance under the 2022 Plan is 233,334 shares of common stock and thereafter an annual increase shall be added as of the first day of the Company’s fiscal year beginning in 2023, equal to the least of (i) 5% of the outstanding common stock on a fully diluted basis as of the end of the Company’s immediately preceding fiscal year, (ii) 33,334 shares, and (iii) a lesser amount as determined by the Board of Directors. The shares of common stock subject to stock awards granted under the 2022 Plan that lapse, terminate, expire prior to exercise, are canceled, or are forfeited, shall again become available for issuance under the 2022 Plan. Shares subject to a stock award under the 2022 Plan shall not again be made available for issuance or delivery under the 2022 Plan if such shares are (i) shares tendered by a participant or retained by the Company as full or partial payment to the Company for the exercise or purchase price of an award or (ii) shares used to satisfy tax withholding obligations in connection with an award.

The Board of Directors may amend, suspend or terminate the 2022 Plan or a portion of it at any time; however, to the extent required by applicable law, regulation or stock exchange rule, stockholder approval shall be required for any amendment to the 2022 Plan. The 2022 Plan is scheduled to terminate automatically in ten (10) years following the earlier of (a) the date the Board of Directors adopted the 2022 Plan and (b) the date the stockholders approved the 2022 Plan.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

COMMON STOCK OPTIONS

During the nine months ended December 31, 2023, the Company did not issue any stock options. During the fiscal years ended March 31, 2023, the Company issued the following stock options:

Fiscal 2023:

During the fiscal year ended March 31, 2023, the Company issued 6,001 stock options under the 2022 Plan at an exercise price ranging from $2.35 to $8.11 per share to directors as compensation for their service.

During the fiscal year ended March 31, 2023, the Company issued 37,001 stock options from the 2022 Plan at an exercise price ranging from $4.00 to $8.65 per share to the Company’s officers as incentive compensation for the successful up-listing of the Company’s common stock on the Nasdaq Capital Market and compensation related to their Fiscal 2022 annual incentive plan.

During the fiscal year ended March 31, 2023, the Company issued 64,750 stock options from the 2022 Plan to all employees (excluding Company officers) who had one year or more of service to the Company under an Employee Incentive Plan at an exercise price ranging from $8.11 to $8.65 per share.

Employee stock option compensation expense for the nine months ended December 31, 2023, and in fiscal years ended March 31, 2023, and 2022 includes the estimated fair value of options granted, amortized on a straight-line basis over the requisite service period for the entire portion of the award. For the nine months ended December 31, 2023, the stock option expense was approximately $110,000. For the fiscal years ended March 31, 2023, and 2022, the stock option expense was approximately $237,000 and $22,000, respectively.

Fiscal 2022:

During the fiscal year ended March 31, 2022, the Company issued 2,001 Board approved options three members of our Board of Directors at an exercise price ranging from $8.10 and $8.70 per share pursuant to our annual director compensation plan for the fiscal year ended March 31, 2022.

The fair value of each option grant was estimated on the date of the grant using the Black-Scholes option-pricing model with the assumptions outlined below. The expected volatility is based upon the historical volatility of our stock and other contributing factors. The expected term is based upon observation of actual time elapsed between date of grant and exercise of options for all employees.

●	For the year ended March 31, 2023: expected dividend yield of 0%, risk-free interest rate between 2.63% and 3.21%, respectively, with volatility between 166.1% and 196.3%, respectively with an expected term of three years.

●	For the fiscal year ended March 31, 2022: expected dividend yield of 0%, risk-free interest rate between 0.43% and 0.96%, respectively with volatility between 149.5% and 157.0% respectively with an expected term of three years.

A summary of stock option activity for each of the years presented is summarized below.

	Nine Months Ended December 31, 2023			Fiscal Year Ended March 31, 2023			Fiscal Year Ended March 31, 2022
	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Contractual Life
Stock Options:
Balance at beginning of year	161,427	$7.90	6.6	56,343	$9.90	4.1	56,010	$9.90	5.4
Granted	-	$-	-	107,752	$6.83	-	3,667	$7.80	-
Exercised	-	$-	-	-	$-	-	(2,667)	$5.40	-
Forfeited	(47,666)	$7.48	-	(2,668)	$5.63	-	(667)	$3.60	-
Balance at end of year *	113,761	$8.08	4.2	161,427	$7.90	6.6	56,343	$9.90	4.1

Options exercisable at end of year	91,261	$8.06		53,675	$9.90		52,667	$9.90

*	Total number of options outstanding as of December 31, 2023, includes 23,343 options issued to six current and three former directors as compensation, 56,668 options issued to Company officers as compensation and 33,750 options issued to employees as part of an Employee Stock Incentive Plan.

As of December 31, 2023, there was an unrecognized expense of approximately $122,000 remaining on options currently vesting over time with approximate weighted average of eighteen months remaining until these options are fully vested.

The vested options as of December 31, 2023, had no intrinsic value. As of December 31, 2023, there were 165,469 shares under the 2022 Plan available to be issued.

WARRANTS

Common warrants issued and outstanding as of December 31, 2023 and March 31, 2023, were 902,113. There were no changes in the warrants outstanding during the period.

THE SINGING MACHINE COMPANY, INC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2023, and March 31, 2023 and 2022

As of December 31, 2023, the Company’s warrants by expiration date were as follows:

Number of Common Warrants	Exercise Price	Expiration Date
802,113	$2.80	September 15, 2026
100,000	$5.00	May 23, 2027
902,113